Intangible Assets and Impairment and Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
Intangible assets as of December 31, 2016 and 2015 consist of the following:

	Bad Debt Guarantee	Non- Compete Agreement	Profit Interest Agreement	Total
Finite-lived intangible assets:
Gross carrying amounts
Balance as of January 1, 2015	$606,498	$1,823,778	$161,644,338	$164,074,614
Foreign currency translation	251	753	66,737	67,741
Balance as of December 31, 2015	606,749	1,824,531	161,711,075	164,142,355
Foreign currency translation	(680)	(2,045)	(181,311)	(184,036)

Balance as of December 31, 2016	606,069	1,822,486	161,529,764	163,958,319

Accumulated amortization
Balance as of January 1, 2015	448,069	501,545	41,156,352	42,105,966
Amortization expense	127,317	176,329	16,065,821	16,369,467
Foreign currency translation	215	248	20,722	21,185
Balance as of December 31, 2015	575,601	678,122	57,242,895	58,496,618
Amortization expense	31,080	87,993	8,017,296	8,136,369
Impairment	-	1,055,923	96,223,594	97,279,517
Foreign currency translation	(612)	448	45,979	45,815

Balance as of December 31, 2016	606,069	1,822,486	161,529,764	163,958,319
Total finite-lived intangible assets	$-	$-	$-	$-

Schedule of Goodwill
Changes in the carrying value of goodwill are as follows:

	December 31, 2016	December 31, 2015
Goodwill, gross	$-	$17,753,907
Foreign currency translation	-	3,206
Accumulated impairment loss	-	(17,757,113)
Total Goodwill, net	$-	$-